Revenue from contracts with customers (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Remaining Performance Obligations [Abstract]
Transaction price allocated to remaining performance obligations	$ 30,989	$ 42,337
Weighted Average Duration Of Revenue Recognised from Transaction Price Allocated To Remaining Performance Obligations	1 year 7 months 6 days	1 year 3 months 18 days